SHARE-BASED PAYMENT (Schedule of Assumptions Used to Estimate Fair Value of Share Options Granted) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			49.86%
Expected volatility, minimum	51.96%	50.39%
Expected volatility, maximum	56.23%	54.38%
Risk-free interest rate			2.60%
Risk-free interest rate, minimum	1.06%	0.65%
Risk-free interest rate, maximum	1.64%	1.64%
Dividend yield	0.00%	0.00%	0.00%
Forfeiture rate	0.00%		0.00%
Suboptimal early exercise factor	$ 2.8		$ 2.2
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeiture rate		0.00%
Suboptimal early exercise factor		$ 2.2
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeiture rate		5.00%
Suboptimal early exercise factor		$ 2.8